Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating segments.
Schedule of segments' statement of comprehensive income

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2022, as presented to the CODM are presented below:

	2022
	PS	CO	Total
Segment net revenue	30,103	4,034	34,137
Segment profit/(loss) before tax	20,036	(1,527)	18,509
Segment net profit/(loss)	15,799	(1,803)	13,996

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2021, as presented to the CODM are presented below:

	2021
	PS	CO	Total
Segment net revenue	21,100	2,013	23,113
Segment profit/(loss) before tax	13,832	(1,120)	12,712
Segment net profit/(loss)	10,971	(1,377)	9,594

The segments’ consolidated statement of comprehensive income for the year ended December 31, 2020, as presented to the CODM are presented below:

	2020
	PS	CO	Total
Segment net revenue	22,637	3,341	25,978
Segment profit/(loss) before tax	15,629	(2,434)	13,195
Segment net profit/(loss)	12,608	(2,304)	10,304

Schedule of segment net revenue

	2020	2021	2022
Revenue from continuing operations under IFRS	40,622	41,135	51,502
Revenue from discontinued operations under IFRS	2,614	—	—
Cost of revenue from continuing operations	(16,494)	(18,022)	(17,365)
Cost of revenue from discontinuing operations	(764)	—	—
Total segment net revenue, as presented to CODM	25,978	23,113	34,137

Schedule of reconciliation of segment profit before tax

	2020	2021	2022
Consolidated profit before tax from continuing operations under IFRS	14,365	20,616	18,184
Consolidated loss before tax from discontinued operations under IFRS	(2,509)	—	—
Gain on disposal of an associate	—	(8,177)	—
Fair value adjustments recorded on business combinations and their amortization	337	241	219
Impairment of non-current assets	134	24	47
Share-based payments	43	8	59
Offering expenses	71	—	—
Loss on forward contract to sell Sovest loans’ portfolio	712	—	—
Loss on disposal of subsidiary	42	—	—
Total segment profit before tax, as presented to CODM	13,195	12,712	18,509

Schedule of reconciliation of segment net profit

	2020	2021	2022
Consolidated net profit from continuing operations under IFRS	11,246	17,536	13,755
Consolidated net loss from discontinued operations under IFRS	(2,308)	—	—
Gain on disposal of an associate	—	(8,177)	—
Fair value adjustments recorded on business combinations and their amortization	337	241	219
Impairment of non-current assets	134	24	47
Share-based payments	43	8	59
Offering expenses	71	—	—
Loss on forward contract to sell Sovest loans’ portfolio	712	—	—
Loss on disposal of subsidiary	42	—	—
Effect from taxation of the above items	27	(38)	(84)
Total segment net profit, as presented to CODM	10,304	9,594	13,996

Schedule of revenue from external customers

	2020	2021	2022
Russia	33,283	36,988	45,826
Other CIS	1,746	2,313	3,179
EU	2,748	508	1,002
Other	5,459	1,326	1,495
Total revenue from continuing and discontinued operations	43,236	41,135	51,502

Schedule of disaggregation of revenue from contracts with customers

	2022
	PS	CO	Total
Payment processing fees	37,689	—	37,689
Cash and settlement service fees	1,299	79	1,378
Platform and marketing services related fees	119	1,936	2,055
Fees for guarantees issued	17	1,506	1,523
Other revenue	374	33	407
Total revenue from contracts with customers	39,498	3,554	43,052

	2021
	PS	CO	Total
Payment processing fees	33,397	—	33,397
Cash and settlement service fees	114	386	500
Platform and marketing services related fees	145	813	958
Fees for guarantees issued	20	703	723
Other revenue	322	11	333
Total revenue from contracts with customers	33,998	1,913	35,911

	2020
	PS	CO	Total
Payment processing fees	34,326	—	34,326
Cash and settlement service fees	80	1,246	1,326
Installment cards related fees	—	827	827
Platform and marketing services related fees	133	676	809
Fees for guarantees issued	23	417	440
Other revenue	168	129	297
Total revenue from contracts with customers	34,730	3,295	38,025